Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 SQN AIF IV, GP LLC [Member]	Dec. 31, 2012 SQN AIF IV, GP LLC [Member]
Revenue:
Rental income	$ 127,501	$ 127,501
Interest income	170,263	172,274	843
Other income	1,000	1,000
Total Revenue	298,764	300,775	843
Expenses:
Management fees - Investment Manager	875,000	875,000
Depreciation and amortization	77,951	77,951
Professional fees	147,556	155,056
Organizational expenses	20,000	20,000
Acquisition costs	4,260	4,260
Administration expense	10,421	10,421
Interest expense	25,755	25,755
Other expenses	283	308
Total Expenses	1,161,226	1,168,751
Net loss	(862,462)	(867,976)	843
Net income attributable to non-controlling interest in consolidated entity	5,695	(853,780)
Net loss attributable to the Partnership	(868,157)	(14,196)	843
Net loss attributable to the Partnership:
Limited Partners	(859,475)
General Partner	(8,682)
Net loss attributable to the Partnership	$ (868,157)	$ (14,196)	$ 843
Weighted average number of limited partnership interests outstanding	3,940.39
Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding	$ (218.12)